Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Income Taxes [Line Items]
Earnings attributable to foreign subsidiaries that have been permanently reinvested abroad	$ 6,000,000,000
Earnings attributable to foreign subsidiaries that have been permanently reinvested abroad, estimated U.S. tax liability If these earnings were to be repatriated	1,200,000,000
Tax reserves	669,000,000	866,000,000	[1]	340,000,000	[1]	250,000,000	[1]
Impact on tax expense if tax reserves were unnecessary	669,000,000
Accrued interest, related to income taxes in the balance sheet	199,000,000
Additional tax expense related to interest	1,000,000	192,000,000
Reasonably possible decrease in uncertain tax positions within the next 12 months, if a re-evaluation is required	38,000,000
Tax Litigation		593,000,000
Estimated additional income tax expense, litigation contingency	100,000,000
Germany
Income Taxes [Line Items]
Net operating loss carryfowards	$ 39,000,000

[1]	Results for 2013 and 2012 were restated to reflect the retrospective application of adopting new accounting guidance in 2014 related to our investments in qualified affordable housing projects (ASU 2014-01). See Note 2 of the Notes to Consolidated Financial Statements for additional information.